Operating Segments	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Operating Segments [Abstract]
Operating Segment

Note 13—Segments

The Company reports its operating segments based on services provided to customers, which include Biodiesel, Services and Corporate and other activities. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company has chosen to differentiate the segments based on the products and services each segment offers.

The Biodiesel segment processes waste vegetable oils, inedible animal fats, virgin vegetable oils and other feedstocks and methanol into biodiesel. The Biodiesel segment also includes the Company's purchases and resale of biodiesel and raw material feedstocks produced by third parties. Revenue is derived from the sale of the processed biodiesel, fees from toll manufacturing arrangements, related by-products, resale of biodiesel and raw material feedstocks produced by third parties, RINs and renewable energy government incentive payments. The Services segment offers services for managing the construction of biodiesel production facilities and managing ongoing operations of third party plants and collects fees related to the services provided. The Company does not allocate items that are of a non-operating nature or corporate expenses to the business segments. Intersegment revenues are reported by the Services segment, which manages the construction and operations of facilities included in the Biodiesel segment. Revenues are recorded by the Services segment at cost. Corporate expenses consist of corporate office expenses including compensation, benefits, occupancy and other administrative costs, including management service expenses.

The following table represents the significant items by segment for the results of operations for the three and nine months ended September 30, 2011 and 2010 and as of September 30, 2011 and December 31, 2010:

	Three months ended September 30, 2011	Three months ended September 30, 2010	Nine months ended September 30, 2011	Nine months ended September 30, 2010
Revenues:
Biodiesel	$256,422	$62,965	$557,109	$145,783
Services	3,483	2,725	7,399	6,941
Intersegment revenues	(3,403)	(2,568)	(7,259)	(5,776)

	$256,502	$63,122	$557,249	$146,948

Income (loss) before income taxes and loss from equity investments:
Biodiesel	$54,544	$6,396	$93,147	$13,265
Services	1	89	19	564
Corporate and other (a)	(52,449)	(13,929)	(88,134)	(21,932)

	$2,096	$(7,444)	$5,032	$(8,103)

Depreciation and amortization expense:
Biodiesel	$2,309	$1,744	$6,025	$4,042
Services	2	—	3	—
Corporate and other	155	—	469	—

	$2,466	$1,744	$6,497	$4,042

Purchases of property, plant, and equipment:
Biodiesel	$874	$1,865	$1,866	$3,929
Services	—	—	33	—
Corporate and other	213	—	394	—

	$1,087	$1,865	$2,293	$3,929

			September 30, 2011	December 31, 2010
Goodwill:
Biodiesel			$68,784	$68,784
Services			16,080	16,080

			$84,864	$84,864

Assets:
Biodiesel			$346,192	$310,021
Services			20,470	20,799
Corporate and other (b)			105,910	38,823

			$472,572	$369,643

(a)

Corporate and other includes income/(expense) not associated with the business segments, such as corporate general and administrative expenses, shared service expenses, interest expense and interest income, all reflected on an accrual basis of accounting.

(b)	Corporate and other includes cash and other assets not associated with the business segments, including investments.

Note 22—Operating Segments

The Company reports its operating segments based on services provided to customers, which includes Biodiesel, Services and Corporate and Other activities. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company has chosen to differentiate the operating segments based on the products and services each segment offers.

The Biodiesel segment processes waste vegetable oils, animal fats, virgin vegetable oils and other feedstocks and methanol into biodiesel. The Biodiesel segment also includes the Company's purchases and resale of biodiesel produced by third parties. Revenue is derived from the sale of the processed biodiesel, related by-products and renewable energy government incentive payments. The Services segment offers services for managing the construction of biodiesel production facilities and managing ongoing operations of third party plants and collects fees related to the services provided. The Company does not allocate items that are of a non-operating nature or corporate expenses to the business segments. Intersegment revenues are reported by the Services segment which manages the construction and operations of facilities included in the Biodiesel segment. Revenues are recorded by the Services segment at cost. Corporate expenses consist of corporate office expenses including compensation, benefits, occupancy and other administrative costs, including management service expenses. Subsequent to the original issuance of the financial statements, the Company has included total assets and goodwill for 2008.

The following table represents the significant items by operating segment for the results of operations for the years ended December 31, 2010, 2009 and 2008:

	2010	2009	2008
Net sales:
Biodiesel	$215,142	$128,492	$76,073
Services	9,484	5,396	34,472
Intersegment revenues	(8,171)	(2,387)	(25,093)

	$216,455	$131,501	$85,452

Loss before income taxes and loss from equity investments:
Biodiesel	$21,126	$1,119	$(2,663)
Services	506	1,832	4,909
Corporate and other (a)	(45,783)	(25,508)	(26,526)

	$(24,151)	$(22,557)	$(24,280)

Depreciation and amortization expense, net:
Biodiesel	$5,928	$5,772	$1,082

Purchases of property, plant, and equipment:
Biodiesel	$4,550	$7,350	$67,235

	2010	2009	2008
Goodwill:
Biodiesel	$68,784	$—	$—
Services	16,080	16,080	16,080

	$84,864	$16,080	$16,080

Assets:
Biodiesel	$310,021	$147,807	$153,675
Services	20,799	17,829	18,755
Corporate and other (b)	38,823	34,922	79,554

	$369,643	$200,558	$251,984

(a)	Corporate and other includes income/(expense) not associated with the business segments, such as corporate general and administrative expenses, shared service expenses, interest expense and interest income, all reflected on an accrual basis of accounting.
(b)	Corporate and other includes cash and other assets not associated with the business segments, including investments.